Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Changes in Shareholders' Equity
Change in fair value of available-for-sale investment, tax	¥ 0	¥ 312,320	¥ 159,425
Disposal of available for sale investment, tax	¥ 0	¥ 326,553	¥ 145,639